Note 16 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of investment securities portions [text block]
	2021	2020

Investment on debt securities (i)	192.9	213.9
Non-current investment securities	192.9	213.9

Financial assets at fair value through profit or loss	1,914.6	1,700.0
Current investment securities	1,914.6	1,700.0

Total	2,107.5	1,913.9